Income tax (Details 3) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current deferred tax assets:
Deferred Tax Assets, Valuation Allowance, Current	$ (777)	$ (1,388)
Long-term deferred tax assets:
Deferred Tax Assets, Valuation Allowance, Noncurrent	(3,824)	(7,256)
Deferred Tax Liabilities, Net, Classification
Deferred tax assets (liabilities), net	932	2,010
Direct financing lease [Member]
Current deferred tax assets:
Deferred Tax Assets, Gross, Current	23	70
Long-term deferred tax assets:
Deferred Tax Assets, Gross, Noncurrent	2,105	5,446
Accrued liabilities and other payables [Member]
Current deferred tax assets:
Deferred Tax Assets, Gross, Current	279	524
Derivative financial instruments [Member]
Current deferred tax assets:
Deferred Tax Assets, Gross, Current	873	1,170
Long-term deferred tax assets:
Deferred Tax Assets, Gross, Noncurrent	1,106	1,205
Other equipment [Member]
Long-term deferred tax assets:
Deferred Tax Assets, Gross, Noncurrent	11	6
Tax credits carried forward [Member]
Current deferred tax assets:
Deferred Tax Assets, Gross, Current	512	0
Long-term deferred tax assets:
Deferred Tax Assets, Gross, Noncurrent	732	975
Tax loss carryforward [Member]
Long-term deferred tax assets:
Deferred Tax Assets, Gross, Noncurrent	2,317	2,415
Accrued interest income [Member]
Deferred Tax Liabilities, Net, Classification
Deferred Tax Liabilities, Gross, Current	(962)	(975)
Deferred Tax Liabilities, Gross, Noncurrent	(1,376)	0
Accrued liabilities and other receivables [Member]
Deferred Tax Liabilities, Net, Classification
Deferred Tax Liabilities, Gross, Current	(18)	(33)
Deferred debt issuance cost [Member]
Deferred Tax Liabilities, Net, Classification
Deferred Tax Liabilities, Gross, Noncurrent	$ (69)	$ (149)